Jack-Up Rigs - Schedule of Jack-Up Rigs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Jack Up Rigs [Roll Forward]
Opening balance	$ 2,589.1	$ 2,730.8
Additions	65.2	100.2
Depreciation and amortization	(55.4)	(114.9)
Disposals	0.0	(119.7)
Impairment	0.0	(7.3)
Total	$ 2,598.9	$ 2,589.1